SIGNIFICANT ACCOUNTING POLICIES (Details 2)	9 Months Ended
Aug. 31, 2022
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	15 years
Platform Coding And Technology [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	3 years
Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	10 years
Customers Relationships [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	3 years
Brands [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful lives	indefinite